ORGANIZATION AND CAPITAL MANAGEMENT - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2026	Jun. 30, 2026	Dec. 31, 2025
Summary of the Corporation's Capital [Line Items]
Corporation's Capital		$ 431,618	$ 425,806
The Corporation
Summary of the Corporation's Capital [Line Items]
Corporation's Capital		$ 61,512	$ 62,417
Bottom of range
Summary of the Corporation's Capital [Line Items]
Target return	1500.00%